Trade Payables - Ageing Analysis of Trade Payables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,782	¥ 2,317
Within 1 month [member]
Disclosure of financial liabilities [line items]
Trade payables	431	563
More than 1 month but less than 3 months [member]
Disclosure of financial liabilities [line items]
Trade payables	473	506
More than 3 months but less than 6 months [member]
Disclosure of financial liabilities [line items]
Trade payables	313	450
More than 6 months but less than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	329	568
More than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 236	¥ 230